Schedule of Other Unsecured Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 15,395	$ 11,167
Unsecured Note with Seven Kings Holdings, Inc. Senior Subordinated [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			410
Debt Instrument, Maturity Date, Description	[1]	Demand
Debt Instrument, Interest Rate During Period	[2]	9.50%
Unsecured Line of Credit from Judith Swanson [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,000	1,836
Debt Instrument, Maturity Date, Description		October 2024
Debt Instrument, Interest Rate During Period	[2]	10.00%
Unsecured Line of Credit from Judith Swanson One [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 500
Debt Instrument, Maturity Date, Description		April 2025
Debt Instrument, Interest Rate During Period	[2]	10.00%
Senior Subordinated Unsecured Line of Credit from Builder Finance Inc [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 750	750
Debt Instrument, Maturity Date, Description		January 2025
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 1 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			100
Debt Instrument, Maturity Date, Description		April 2024
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 2 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 600	600
Debt Instrument, Maturity Date, Description		February 2025
Debt Instrument, Interest Rate During Period	[2]	9.00%
Subordinated Promissory Note 3 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 500	500
Debt Instrument, Maturity Date, Description		March 2026
Debt Instrument, Interest Rate During Period	[2]	9.75%
Subordinated Promissory Note 4 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 20	20
Debt Instrument, Maturity Date, Description		December 2027
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 5 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			20
Debt Instrument, Maturity Date, Description		February 2024
Debt Instrument, Interest Rate During Period	[2]	11.00%
Subordinated Promissory Note 6 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 15	15
Debt Instrument, Maturity Date, Description		January 2025
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 7 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 200
Debt Instrument, Maturity Date, Description		February 2027
Debt Instrument, Interest Rate During Period	[2]	8.50%
Subordinated Promissory Note 8 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 26	26
Debt Instrument, Maturity Date, Description		March 2027
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 9 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 200	200
Debt Instrument, Maturity Date, Description		November 2026
Debt Instrument, Interest Rate During Period	[2]	9.50%
Subordinated Promissory Note 10 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			700
Debt Instrument, Maturity Date, Description		October 2024
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 11 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			100
Debt Instrument, Maturity Date, Description		December 2024
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 12 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 202	202
Debt Instrument, Maturity Date, Description		April 2025
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 13 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100	100
Debt Instrument, Maturity Date, Description		July 2025
Debt Instrument, Interest Rate During Period	[2]	8.00%
Subordinated Promissory Note 14 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 108	108
Debt Instrument, Maturity Date, Description		September 2027
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 15 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 100	100
Debt Instrument, Maturity Date, Description		October 2025
Debt Instrument, Interest Rate During Period	[2]	8.00%
Subordinated Promissory Note 16 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 180	180
Debt Instrument, Maturity Date, Description		December 2025
Debt Instrument, Interest Rate During Period	[2]	8.00%
Senior Subordinated Promissory Note 1 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			374
Debt Instrument, Maturity Date, Description	[3]	March 2026
Debt Instrument, Interest Rate During Period	[2]	8.00%
Subordinated Promissory Note 17 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 291	291
Debt Instrument, Maturity Date, Description		August 2026
Debt Instrument, Interest Rate During Period	[2]	8.00%
Senior Subordinated Promissory Note Two [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 740	740
Debt Instrument, Maturity Date, Description	[4]	July 2026
Debt Instrument, Interest Rate During Period	[2]	1.00%
Junior Subordinated Promissory Note 1 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 460	460
Debt Instrument, Maturity Date, Description	[4]	July 2026
Debt Instrument, Interest Rate During Period	[2]	20.00%
Senior Subordinated Promissory Note 3 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			720
Debt Instrument, Maturity Date, Description	[4]	October 2024
Debt Instrument, Interest Rate During Period	[2]	1.00%
Senior Subordinated Promissory Note 4 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,072
Debt Instrument, Maturity Date, Description	[4]	October 2028
Debt Instrument, Interest Rate During Period	[2]	1.00%
Junior Subordinated Promissory Note 2 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			447
Debt Instrument, Maturity Date, Description	[4]	October 2024
Debt Instrument, Interest Rate During Period	[2]	20.00%
Junior Subordinated Promissory Note 3 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 666
Debt Instrument, Maturity Date, Description	[4]	October 2028
Debt Instrument, Interest Rate During Period	[2]	20.00%
Subordinated Promissory Note 18 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,200	1,200
Debt Instrument, Maturity Date, Description		March 2029
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 19 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt			750
Debt Instrument, Maturity Date, Description		April 2024
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 20 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 97	98
Debt Instrument, Maturity Date, Description		May 2027
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 21 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 120	120
Debt Instrument, Maturity Date, Description		November 2027
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 22 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,000
Debt Instrument, Maturity Date, Description		June 2025
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 23 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 149
Debt Instrument, Maturity Date, Description		April 2028
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 24 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 2,000
Debt Instrument, Maturity Date, Description		April 2029
Debt Instrument, Interest Rate During Period	[2]	11.00%
Subordinated Promissory Note 25 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,007
Debt Instrument, Maturity Date, Description		January 2025
Debt Instrument, Interest Rate During Period	[2]	11.00%
Subordinated Promissory Note 26 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 200
Debt Instrument, Maturity Date, Description		October 2027
Debt Instrument, Interest Rate During Period	[2]	8.50%
Subordinated Promissory Note 27 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 1,043
Debt Instrument, Maturity Date, Description		October 2028
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 28 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 149
Debt Instrument, Maturity Date, Description		December 2028
Debt Instrument, Interest Rate During Period	[2]	10.00%
Subordinated Promissory Note 29 [Member]
Short-Term Debt [Line Items]
Total Other Unsecured Debt		$ 700
Debt Instrument, Maturity Date, Description	[5]	Varies
Debt Instrument, Interest Rate During Period	[2]	1.50%

[1]	Due six months after lender gives notice.
[2]	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.
[3]	The Lender may require us to repay $
[4]	These notes were issued to the same holder and, when calculated together, yield a blended rate of
[5]	Lender may elect to terminate, effective semi-annually as of August 16 and/or February 16 of any given year.